Cash and cash equivalents - Narrative (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Cash and cash equivalents.
Term deposits		€ 953,677	€ 733,537	€ 713,446
Cash and cash equivalents held in USD	$ 656.9	€ 1,861,616	€ 1,290,796	€ 1,151,211	€ 973,241
Maturity Period	3 months